As filed with the Securities and Exchange Commission on August 11, 2009

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-21332

HELIOS HIGH INCOME FUND, INC.

(Exact name of registrant as specified in Charter)

THREE WORLD FINANCIAL CENTER

200 VESEY STREET, 10TH FLOOR

NEW YORK, NY 10281

(Address of principal executive offices) (Zip code)

JOHN J. FEENEY, JR., PRESIDENT

THREE WORLD FINANCIAL CENTER

200 VESEY STREET, 10TH FLOOR

NEW YORK, NEW YORK 10281-1010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-HYPERION

Date of fiscal year end: March 31, 2010

Date of reporting period: June 30, 2009

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

HELIOS HIGH INCOME FUND, INC.

Portfolio of Investments (Unaudited)

June 30, 2009

	Interest Rate	Maturity	Principal Amount (000s)	Value
ASSET-BACKED SECURITIES - 0.0%
Collateralized Loan Obligation - 0.0%
Credit Genesis CLO 2005 [3,4,5] (Cost $1,000,000)	0.00%	06/23/10	$1	$0

INVESTMENT GRADE CORPORATE BONDS - 8.5%
Consumer Cyclical - 0.8%
Yum! Brands Inc. [2] (Cost $266,512)	8.88	04/15/11	250	272,897

Consumer Non-Cyclical - 4.2%
Altria Group Inc. [2]	9.70	11/10/18	250	286,611
Anheuser-Busch InBev Worldwide Inc. [2,3,4]	7.75	01/15/19	500	546,828
CVS Caremark Corp. [2]	5.75	06/01/17	500	502,584

Total Consumer Non-Cyclical
(Cost $1,294,379)				1,336,023

Industrials - 1.5%
Allied Waste North America Inc. [2]
(Cost $491,295)	6.88	06/01/17	500	495,000

Telecommunications - 2.0%
Qwest Corp. [2] (Cost $624,071)	6.88	09/15/33	875	638,750

Total INVESTMENT GRADE CORPORATE BONDS
(Cost $2,676,257)				2,742,670

HIGH YIELD CORPORATE BONDS - 113.8%
Basic Industry - 17.5%
AK Steel Corp. [2]	7.75	06/15/12	900	873,000
Arch Western Finance LLC	6.75	07/01/13	750	684,375
Buckeye Technologies Inc.	8.50	10/01/13	500	465,000
Domtar Corp.	10.75	06/01/17	250	240,000
Freeport McMoRan Copper & Gold [2]	8.38	04/01/17	750	755,625
Georgia-Pacific Corp.	8.13	05/15/11	750	750,000
Steel Dynamics Inc. [2]	6.75	04/01/15	500	445,000
US Steel Corp. [2]	7.00	02/01/18	1,000	868,737
Westlake Chemical Corp. [2]	6.63	01/15/16	625	546,875

Total Basic Industry
(Cost $5,428,770)				5,628,612

Capital Goods - 11.3%
Alliant Techsystems Inc.	6.75	04/01/16	750	688,125
Case Corp. [2]	7.25	01/15/16	750	675,937
Crown Americas LLC	7.75	11/15/15	200	195,500
Crown Cork & Seal Company Inc.	8.00	04/15/23	250	215,000
L-3 Communications Corp. [2]	6.13	01/15/14	500	465,000
Mueller Water Products Inc.	7.38	06/01/17	500	368,750
Owens-Illinois Inc.	7.80	05/15/18	425	401,094
Terex Corp. [2]	7.38	01/15/14	675	617,625

Total Capital Goods
(Cost $3,852,177)				3,627,031

Consumer Cyclical - 16.1%
ACE Hardware Corp. [2,3,4]	9.13	06/01/16	500	491,250
Collective Brands Inc.	8.25	08/01/13	250	231,250
Couche-Tard U.S. LP	7.50	12/15/13	625	609,375
Ford Motor Credit Co.	7.00	10/01/13	500	402,016
GameStop Corp.	8.00	10/01/12	225	226,688
General Motors Corp. [1]	7.13	07/15/13	250	30,625
Harrahs Operating Escrow LLC/Harrahs Escrow Corp. [3,4]	11.25	06/01/17	450	425,250
KAR Holdings Inc.	10.00	05/01/15	250	205,000
Levi Strauss & Co.	9.75	01/15/15	650	638,625
Limited Brands Inc. [3,4]	8.50	06/15/19	250	239,522
MGM Mirage Inc.	8.38	02/01/11	525	420,000
Phillips-Van Heusen Corp. [2]	7.25	02/15/11	500	492,500
Rite Aid Corp.	8.63	03/01/15	500	332,500
TRW Automotive Inc. [3,4]	7.25	03/15/17	625	431,250

Total Consumer Cyclical
(Cost $5,192,673)				5,175,851

Consumer Non-Cyclical - 10.6%
Church & Dwight Company Inc. [2]	6.00	12/15/12	750	746,250
Constellation Brands Inc. [2]	7.25	05/15/17	750	693,750
Delhaize Group [2]	6.50	06/15/17	500	510,586

See Notes to Portfolios of Investments and Notes to Financial Statements.

HELIOS HIGH INCOME FUND, INC.

Portfolio of Investments (Unaudited)

June 30, 2009

	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
Jarden Corp.	7.50%	05/01/17	$750	$656,250
Stater Brothers Holdings	8.13	06/15/12	300	295,500
SUPERVALU Inc.	7.50	05/15/12	500	495,000

Total Consumer Non-Cyclical
(Cost $3,404,481)				3,397,336

Energy - 17.4%
Chesapeake Energy Corp. [2]	6.88	01/15/16	750	661,875
EI Paso Corp. [2]	6.88	06/15/14	750	699,934
Frontier Oil Corp. [2]	6.63	10/01/11	750	731,250
Newfield Exploration Co. [2]	6.63	09/01/14	500	460,625
Pioneer Natural Resource [2]	6.65	03/15/17	350	306,374
Quicksilver Resources Inc.	11.75	01/01/16	350	362,250
Range Resources Corp. [2]	7.50	05/15/16	500	480,000
SESI LLC	6.88	06/01/14	625	567,188
Southwestern Energy Co. [2,3,4]	7.50	02/01/18	250	240,000
Whiting Petroleum Corp. [2]	7.25	05/01/13	625	592,188
Williams Companies Inc. [2,3,4]	6.38	10/01/10	500	499,903

Total Energy
(Cost $5,607,457)				5,601,587

Industrials - 1.4%
Solo Cup Co. [3,4] (Cost $452,438)	10.50	11/01/13	450	451,125

Media - 5.1%
Charter Communications Operating LLC [3,4,6]	8.38	04/30/14	1,000	957,500
Mediacom Broadband LLC	8.50	10/15/15	750	675,000

Total Media
(Cost $1,637,201)				1,632,500

Services Cyclical - 12.8%
AMC Entertainment Inc. [3,4]	8.75	06/01/19	800	752,000
ARAMARK Corp.	8.50	02/01/15	750	727,500
FireKeepers Development Authority [3,4]	13.88	05/01/15	500	461,250
Iron Mountain Inc.	8.75	07/15/18	525	517,125
Pokagon Gaming Authority [3,4]	10.38	06/15/14	500	490,000
Seneca Gaming Corp.	7.25	05/01/12	500	432,500
United Rentals North America Inc.	6.50	02/15/12	750	727,500

Total Services Cyclical
(Cost $4,145,295)				4,107,875

Services Non-Cyclical - 3.7%
HCA Inc.	9.25	11/15/16	525	517,125
Service Corp. International	6.75	04/01/16	750	676,875

Total Services Non-Cyclical
(Cost $1,202,691)				1,194,000

Technology & Electronics - 5.0%
Flextronics International Limited	6.25	11/15/14	750	701,250
Sungard Data Systems Inc.	10.25	08/15/15	1,000	923,750

Total Technology & Electronics
(Cost $1,647,420)				1,625,000

Telecommunications - 12.9%
American Tower Corp. [2]	7.00	10/15/17	600	580,500
Cincinnati Bell Inc.	8.38	01/15/14	300	277,500
CSC Holdings Inc. [3,4]	8.50	04/15/14	750	743,437
Frontier Communications Corp. [2]	6.25	01/15/13	750	690,000
Lamar Media Corp.	6.63	08/15/15	650	568,750
PAETEC Holding Corp.	9.50	07/15/15	475	412,063
Windstream Corp. [2]	7.00	03/15/19	1,000	870,000

Total Telecommunications
(Cost $4,221,128)				4,142,250

Total HIGH YIELD CORPORATE BONDS
(Cost $36,791,731)				36,583,167

			Shares	Value
COMMON STOCKS - 4.2%
Consumer Products - 0.7%
The Coca-Cola Co. (Cost $203,103)			4,475	214,755

Energy - 0.7%
Southern Union Co. (Cost $181,038)			12,785	235,116

See Notes to Portfolios of Investments and Notes to Financial Statements.

HELIOS HIGH INCOME FUND, INC.

Portfolio of Investments (Unaudited)

June 30, 2009

			Shares	Value
COMMON STOCKS (continued)
Industrials - 0.7%
General Electric Co.			7,500	$87,900
United States Steel Corp.			4,000	142,960

Total Industrials
(Cost $274,239)				230,860

Telecommunications - 2.1%
AT&T Inc.			7,000	173,880
Frontier Communications Corp.			13,900	99,246
Qwest Communications International Inc.			25,000	103,750
Verizon Communications Inc.			6,700	205,891
Windstream Corp.			10,000	83,600

Total Telecommunications
(Cost $792,844)				666,367

Total COMMON STOCKS
(Cost $1,451,224)				1,347,098

	Interest Rate	Maturity	Principal Amount (000s)	Value
SHORT TERM INVESTMENT - 1.2%
State Street Euro Dollar Time Deposit
(Cost $370,000)	0.01%	07/01/09	$370	370,000

Total Investments - 127.7%
(Cost $42,289,212)				41,042,935
Other Assets in Excess of Liabilities - (27.7)%				(8,890,935)

NET ASSETS - 100.0%				$32,152,000

See Notes to Portfolios of Investments and Notes to Financial Statements.

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

June 30, 2009

The following notes should be read in conjunction with the accompanying Portfolios of Investments.

1	—	Issuer is currently in default on its regularly scheduled interest payment.

2	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreement.

3	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2009, the total values of all such investments were as follows:

Fund	Value	% of Net Assets
Helios Advantage Income Fund, Inc.	$8,619,724	20.1%
Helios High Income Fund, Inc.	6,729,315	20.9
Helios Multi-Sector High Income Fund, Inc.	6,634,065	18.7
Helios Strategic Income Fund, Inc.	6,421,408	20.8

4	—	Private Placement.

5	—	Security valued in good faith pursuant to fair value procedures adopted by the Board of Directors. As of June 30, 2009, the total values of all such securities were as follows:

Fund	Value	% of Net Assets
Helios Advantage Income Fund, Inc.	$340,000	0.8%
Helios High Income Fund, Inc.	0	0.0
Helios Multi-Sector High Income Fund, Inc.	160,000	0.5
Helios Strategic Income Fund, Inc.	300,000	1.0

6	—	Company filed for Chapter 11 bankruptcy protection and has defaulted on regularly scheduled interest payments on subordinated debt. The Funds own senior debt issued by this company that continues to receive income payments.

CLO	—	Collateralized Loan Obligation.

See Notes to Financial Statements.

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

June 30, 2009

Valuation of Investments: Debt securities, including U. S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or a broker-dealer. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Advisor’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures established by and under the supervision of each Fund’s Board of Directors. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of each Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Funds have adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

June 30, 2009

data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1	–	quoted prices in active markets for identical investments

• Level 2	–	quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3	–	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Funds’ investments carried at fair value:

Helios Advantage Income Fund, Inc.

Valuation Inputs	Asset- Backed Securities	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Common Stocks	Total
Description:

Quoted Prices (Level 1)	$—	$—	$—	$2,000,846	$2,000,846
Quoted Prices in Inactive Markets and Other Significant Observable Inputs (Level 2)	—	5,119,127	37,625,434	—	42,744,561
Significant Unobservable Inputs (Level 3)	—	—	11,071,245	—	11,071,245

Total	$—	$5,119,127	$48,696,679	$2,000,846	$55,816,652

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

June 30, 2009

Helios High Income Fund, Inc.
Valuation Inputs	Asset- Backed Securities	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Common Stocks	Short Term Investments	Total
Description:

Quoted Prices (Level 1)	$—	$—	$—	$1,347,098	$—	$1,347,098
Quoted Prices in Inactive Markets and Other Significant Observable Inputs (Level 2)	—	2,742,670	27,805,879	—	370,000	30,918,549
Significant Unobservable Inputs (Level 3)	—	—	8,777,288	—	—	8,777,288

Total	$—	$2,742,670	$36,583,167	$1,347,098	$370,000	$41,042,935

Helios Multi-Sector High Income Fund, Inc.
Valuation Inputs		Asset- Backed Securities	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Common Stocks	Total
Description:

Quoted Prices (Level 1)		$—	$—	$—	$1,661,063	$1,661,063
Quoted Prices in Inactive Markets and Other Significant Observable Inputs (Level 2)		—	3,637,901	30,632,800	—	34,270,701
Significant Unobservable Inputs (Level 3)		—	—	9,124,719	—	9,124,719

Total		$—	$3,637,901	$39,757,519	$1,661,063	$45,056,483

Helios Strategic Income Fund, Inc.
Valuation Inputs		Asset- Backed Securities	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Common Stocks	Total
Description:

Quoted Prices (Level 1)		$—	$—	$—	$1,763,617	$1,763,617
Quoted Prices in Inactive Markets and Other Significant Observable Inputs (Level 2)		—	8,503,520	21,954,937	—	30,458,457
Significant Unobservable Inputs (Level 3)		—	—	6,273,727	—	6,273,727

Total		$—	$8,503,520	$28,228,664	$1,763,617	$38,495,801

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

June 30, 2009

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Helios Advantage Income Fund, Inc.
Investments in Securities	Asset-Backed Securities	Mortgage- Backed Securities	High Yield Corporate Bonds	Common Stocks	Total
Balance as of March 31, 2009	$1,533,000	$50,462	$12,162,356	$164,002	$13,909,820
Accrued Discounts/ (Premiums)	477	—	41,270	—	41,747
Realized Gain/ (Loss)	(8,071,713)	(1,610,917)	(977,505)	(3,045,709)	(13,705,844)
Change in Unrealized Appreciation/ (Depreciation)	7,909,636	1,569,129	1,953,597	2,958,849	14,391,211
Net purchases (sales)	(1,371,400)	(8,674)	4,895,277	(77,142)	3,438,061
Net transfers in and/or out of Level 3	—	—	(7,003,750)	—	(7,003,750)

Balance as of June 30, 2009	$—	$—	$11,071,245	$—	$11,071,245

Helios High Income Fund, Inc.

Investments in Securities	Asset-Backed Securities	Mortgage- Backed Securities	High Yield Corporate Bonds	Common Stocks	Total
Balance as of March 31, 2009	$1,126,000	$168,612	$8,914,945	$125,412	$10,334,969
Accrued Discounts/ (Premiums)	288	—	25,639	—	25,927
Realized Gain/ (Loss)	(5,779,753)	(2,445,469)	(911,257)	(1,970,998)	(11,107,477)
Change in Unrealized Appreciation/ (Depreciation)	5,670,440	2,340,908	2,086,148	1,903,066	12,000,562
Net purchases (sales)	(1,016,975)	(64,051)	3,706,813	(57,480)	2,568,307
Net transfers in and/or out of Level 3	—	—	(5,045,000)	—	(5,045,000)

Balance as of June 30, 2009	$—	$—	$8,777,288	$—	$8,777,288

Helios Multi-Sector High Income Fund, Inc.

Investments in Securities	Asset-Backed Securities	Mortgage- Backed Securities	High Yield Corporate Bonds	Common Stocks	Total
Balance as of March 31, 2009	$1,223,000	$100,924	$9,031,696	$173,649	$10,529,269
Accrued Discounts/ (Premiums)	432	—	29,240	—	29,672
Realized Gain/ (Loss)	(8,881,140)	(1,454,342)	(1,031,457)	(3,601,759)	(14,968,698)
Change in Unrealized Appreciation/ (Depreciation)	8,725,458	1,370,275	1,979,169	3,511,658	15,586,560
Net purchases (sales)	(1,067,750)	(16,857)	4,047,321	(83,548)	2,879,166
Net transfers in and/or out of Level 3	—	—	(4,931,250)	—	(4,931,250)

Balance as of June 30, 2009	$—	$—	$9,124,719	$—	$9,124,719

HELIOS FUNDS Notes to Financial Statements (Unaudited) June 30, 2009 Helios Strategic Income Fund, Inc.
Investments in Securities	Asset-Backed Securities	Mortgage- Backed Securities	High Yield Corporate Bonds	Common Stocks	Total
Balance as of March 31, 2009	$1,480,621	$50,462	$8,212,166	$139,883	$9,883,132
Accrued Discounts/ (Premiums)	288	—	24,346	—	24,634
Realized Gain/ (Loss)	(8,914,194)	(1,686,722)	(928,612)	(2,314,922)	(13,844,450)
Change in Unrealized Appreciation/ (Depreciation)	8,587,285	1,644,955	1,771,907	2,239,501	14,243,648
Net purchases (sales)	(1,154,000)	(8,695)	1,765,795	(64,462)	538,638
Net transfers in and/or out of Level 3	—	—	(4,571,875)	—	(4,571,875)

Balance as of June 30, 2009	$—	$—	$6,273,727	$—	$6,273,727

Each Fund may enter into reverse repurchase agreements with the same parties with whom they may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Funds unless, at the time they enter into a reverse repurchase agreement, they establish and maintain a segregated account with their custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). Each Fund has established and maintained such accounts for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

At June 30, 2009, the Funds had the following reverse repurchase agreements outstanding:

	Helios Advantage Income Fund, Inc.
Face Value	Description	Maturity Amount
$3,535,287	JPMorgan Chase, 2.37%, dated 04/16/09, maturity date 07/15/09	$3,556,252
390,000	JPMorgan Chase, 2.37%, dated 06/10/09, maturity date 07/15/09	390,874
1,121,250	JPMorgan Chase, 2.62%, dated 04/16/09, maturity date 07/15/09	1,128,600
2,109,213	JPMorgan Chase, 2.60%, dated 04/23/09, maturity date 07/28/09	2,123,678
565,988	JPMorgan Chase, 2.04%, dated 05/18/09, maturity date 08/17/09	568,867
6,223,631	JPMorgan Chase, 2.29%, dated 05/18/09, maturity date 08/17/09	6,259,184

$13,945,369	Maturity Amount, Including Interest Payable	$14,027,455

	Market value of Assets Sold Under Agreements	$20,533,504

	Weighted Average Interest Rate	2.37%

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

June 30, 2009

	Helios High Income Fund, Inc.
Face Value	Description	Maturity Amount
$ 1,584,786	JPMorgan Chase, 2.37%, dated 04/16/09, maturity date 07/15/09	$1,594,184
195,000	JPMorgan Chase, 2.37%, dated 06/10/09, maturity date 07/15/09	195,437
2,811,688	JPMorgan Chase, 2.62%, dated 04/16/09, maturity date 07/15/09	2,829,770
166,275	JPMorgan Chase, 2.62%, dated 06/22/09, maturity date 07/15/09	166,517
292,500	JPMorgan Chase, 1.83%, dated 06/23/09, maturity date 07/28/09	293,006
2,056,265	JPMorgan Chase, 2.60%, dated 04/23/09, maturity date 07/28/09	2,070,367
337,750	JPMorgan Chase, 1.85%, dated 06/09/09, maturity date 08/17/09	338,930
1,658,750	JPMorgan Chase, 2.29%, dated 05/18/09, maturity date 08/17/09	1,668,225
399,219	JPMorgan Chase, 2.29%, dated 05/28/09, maturity date 08/17/09	401,246

$ 9,502,233	Maturity Amount, Including Interest Payable	$9,557,682

	Market value of Assets Sold Under Agreements	$14,253,464

	Weighted Average Interest Rate	2.45%

	Helios Multi-Sector High Income Fund, Inc.
Face Value	Description	Maturity Amount
$ 2,383,630	JPMorgan Chase, 2.37%, dated 04/16/09, maturity date 07/15/09	$2,397,766
390,000	JPMorgan Chase, 2.37%, dated 06/10/09, maturity date 07/15/09	390,874
2,455,688	JPMorgan Chase, 2.62%, dated 04/16/09, maturity date 07/15/09	2,471,785
2,152,015	JPMorgan Chase, 2.60%, dated 04/23/09, maturity date 07/28/09	2,166,774
157,219	JPMorgan Chase, 2.04%, dated 05/18/09, maturity date 08/17/09	158,019
2,661,562	JPMorgan Chase, 2.29%, dated 05/18/09, maturity date 08/17/09	2,676,767
638,750	JPMorgan Chase, 2.29%, dated 05/28/09, maturity date 08/17/09	641,993

$10,838,864	Maturity Amount, Including Interest Payable	$10,903,978

	Market value of Assets Sold Under Agreements	$16,064,427

	Weighted Average Interest Rate	2.44%

	Helios Strategic Income Fund, Inc.
Face Value	Description	Maturity Amount
$ 4,618,036	JPMorgan Chase, 2.37%, dated 04/16/09, maturity date 07/15/09	$4,645,420
390,000	JPMorgan Chase, 2.37%, dated 06/10/09, maturity date 07/15/09	390,874
1,776,689	JPMorgan Chase, 2.60%, dated 04/23/09, maturity date 07/28/09	1,788,875
351,762	JPMorgan Chase, 2.04%, dated 05/18/09, maturity date 08/17/09	353,551
2,024,750	JPMorgan Chase, 2.29%, dated 05/18/09, maturity date 08/17/09	2,036,316
399,219	JPMorgan Chase, 2.29%, dated 05/28/09, maturity date 08/17/09	401,246

$ 9,560,456	Maturity Amount, Including Interest Payable	$9,616,282

	Market value of Assets Sold Under Agreements	$13,298,308

	Weighted Average Interest Rate	2.38%

The average daily balances of reverse repurchase agreements outstanding during the three month period ended June 30, 2009, was approximately $9,234,850, $6,922,745, $7,862,123 and $7,070,175 at a weighted average interest rate of 2.40%, 2.50%, 2.47% and 2.40% for Helios Advantage Income Fund, Inc., Helios High Income Fund, Inc., Helios Multi-Sector Income Fund, Inc., and Helios Strategic Income Fund, Inc., respectively.

HELIOS FUNDS

Notes to Financial Statements (Unaudited)

June 30, 2009

The maximum amount of reverse repurchase agreements outstanding at any time during the three month period was $14,471,925, $9,812,508, $12,062,292 and $10,338,926, which was 25.03%, 23.55%, 25.53% and 25.22% of total assets for Helios Advantage Income Fund, Inc., Helios High Income Fund, Inc., Helios Multi-Sector Income Fund, Inc., and Helios Strategic Income Fund, Inc., respectively.

Federal Income Tax Basis: The federal income tax basis of each Fund’s investments at June 30, 2009 was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Helios Advantage Income Fund, Inc.	$60,120,779	$1,567,095	$(5,871,222)	$(4,304,127)
Helios High Income Fund, Inc.	42,289,212	1,015,316	(2,261,593)	(1,246,277)
Helios Multi-Sector High Income Fund, Inc.	48,588,858	1,248,029	(4,780,404)	(3,532,375)
Helios Strategic Income Fund, Inc.	41,070,504	874,060	(3,448,763)	(2,574,703)

Designation of Restricted Illiquid Securities

Helios Advantage Income Fund, Inc.
Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Credit Genesis CLO 2005	0.00%	06/23/10	06/17/05	$3,000,000	$0	0.0%

Helios High Income Fund, Inc.

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Credit Genesis CLO 2005	0.00%	06/23/10	06/17/05	$1,000,000	$0	0.0%

Helios Multi-Sector High Income Fund, Inc.

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Credit Genesis CLO 2005	0.00%	06/23/10	07/20/06	$2,970,000	$0	0.0%

Helios Strategic Income Fund, Inc.

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Credit Genesis CLO 2005	0.00%	06/23/10	06/17/05	$1,000,000	$0	0.0%

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Helios High Income Fund, Inc.

by (Signature and Title):	/s/ John J. Feeney, Jr.
John J. Feeney, Jr.
President

Date: August 11, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

by (Signature and Title):	/s/ John J. Feeney, Jr.
John J. Feeney, Jr.
President

Date: August 11, 2009

by (Signature and Title):	/s/ Steven M. Pires
Steven M. Pires
Treasurer

Date: August 11, 2009